Retirement Benefit Plans - Movements in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Balance, beginning of year	$ 5,548.6	$ 5,066.2	$ 4,301.6
Interest income	46.5	19.5	37.2
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	429.9	73.3	139.2
Contributions from employer	2,723.2	821.4	987.2
Benefits paid from plan assets	(585.3)	(431.8)	(399.0)
Balance, end of year	$ 8,162.9	$ 5,548.6	$ 5,066.2